Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per Share
Schedule of the computation of basic and diluted net income (loss) per share attributable
	December 31, 2023	December 31, 2022
Net Income (loss)	$16,371,134	$(487,493)
Weighted average shares outstanding:
Basic	13,671,376	13,387,344

Add: dilutive effect of stock options, SARs and Airship warrants	6,719,287	-
Diluted	20,390,663	13,387,344

Income (loss) per share
Basic	$1.20	$(0.04)
Diluted	$0.80	$(0.04)

Schedule of the potentially dilutive shares were not included in the calculation of diluted shares outstanding
	December 31, 2023	December 31, 2022
Public Warrants	16,184,612	-
Private Warrants	515,000	-
Convertible debt	452,240	-
Warrants	53,800	-
Outstanding stock options	-	4,162,067
SARs	-	1,758,100
	17,205,652	5,920,167